NEW ACCOUNTING STANDARDS ISSUED BUT NOT YET EFFECTIVE	12 Months Ended
Dec. 31, 2021
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
New Accounting Standards Issued but Not Yet Effective	New Accounting Standards Issued but Not Yet Effective
The following new accounting standards were not yet effective for the year ended December 31, 2021, and have not been applied in preparing these consolidated financial statements.
IAS 16, Property, Plant and Equipment
The IASB issued an amendment to IAS 16, Property, Plant and Equipment to prohibit deducting from property, plant and equipment amounts received from selling items produced while preparing an asset for its intended use. Instead, sales proceeds and related costs must be recognized in profit or loss. The amendment will require companies to distinguish between costs associated with producing and selling items before the item of property, plant and equipment is available for use and costs associated with making the item of property, plant and equipment available for its intended use. The amendment is effective for annual periods beginning on or after January 1, 2022, with earlier application permitted. The amendment is applicable to the accounting for the Company's Côté Gold project and the Company will recognize any sales proceeds and related costs of producing and selling the incidental ounces in profit or loss effective January 1, 2022.